Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Sales			$ 836,664	$ 423,683
Cost of sales			628,282	364,346
Gross Profit			208,382	59,337
Operating expenses
Depreciation and amortization	$ 84,788	$ 102,051	141,054	209,183
Consulting and professional fees	863,287	1,510,663	2,693,399	2,699,100
Personnel expenses	226,822	209,106	495,699	486,505
General and administrative expenses	315,859	337,948	1,260,712	323,347
Total operating expenses	1,490,756	2,159,768	4,590,864	3,718,135
Operating loss	(1,490,756)	(2,159,768)	(4,382,482)	(3,658,798)
Other income (expenses):
Finance income	38,116		6,492	39
Finance expense	(17,749)	(62,192)	(100,107)	(121,396)
Foreign exchange gain (loss), net	44,521	(132,441)	(133,015)	41,711
Gain (loss) on debt settlement	21,575	(232,375)	27,554	113,037
Other income		75,093	238,553	7,055
Change in fair value of financial assets measured at FVTPL				(264,655)
Loss on sale of subsidiary		(165,625)	198,780
Write-off of AP, net			475,816	170,630
Write-off of holdback payable		400,000	400,000
Total other income (expenses)	86,463	(117,540)	1,114,073	(53,579)
Net loss from continuing operations	(1,404,293)	(2,277,308)	(3,268,409)	(3,712,377)
Gain (loss) from discontinued operations	589,292	(405,582)	(827,620)	(28,562,693)
Net loss	(815,001)	(2,682,890)	(4,096,029)	(32,275,070)
Translation adjustment	122,144	136,130	(101,188)	(39,412)
Comprehensive loss	$ (692,857)	$ (2,546,760)	$ (4,197,217)	$ (32,314,482)
Loss per share from continuing operations – basic (in Dollars per share)	$ (10.12)	$ (75.38)	$ (49.01)	$ (1,030.07)
Loss per share from continuing operations — diluted (in Dollars per share)	(10.12)	(75.38)	(49.01)	(1,030.07)
Loss per share – basic (in Dollars per share)	(5.87)	(88.8)	(61.42)	(8,955.35)
Loss per share — diluted (in Dollars per share)	$ (5.87)	$ (88.8)	$ (61.42)	$ (8,955.35)
Weighted average common shares outstanding (in Shares)	138,777	30,213	66,688	3,604